Investment Strategy - Virtus Silvant Mid-Cap Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of medium-sized companies. The fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $681 million and $198 billion as of March 31, 2025). The fund normally invests primarily in equity securities of U.S. companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and a notable competitive advantage. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs) and in non-U.S. securities, including through American Depositary Receipts (ADRs).